Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of Trade and Other Payables [Line Items]
Trade payables	$ 1,533,316	$ 812,895
Accrued liabilities	1,943	3,418
Other payables	45,356	38,123
Total	$ 1,580,615	$ 854,436